Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Balances and Transactions with Related Parties [Abstract]
Schedule of Balances and Transactions with Related Parties	Reported in the accompanying consolidated balance sheets -
	December 31,
(in thousands)	2023	2022
Current Liabilities - Accounts payable trade	$25	$113
Current Liabilities - Accrued expenses	$23	$99